Schedule of Assets (Details Textual) - EBP 06-1061602 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Plan Name	NOVO NORDISK PUERTO RICO 401(k) PLAN
EBP, Plan Number	002
Entity Tax Identification Number	06-1061602